Impairment, Restructuring and Other Related Phase-Out Costs - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Impairment		$ 189
Restructuring charges		176
Restructuring charges		187
Other related phase-out costs		11
Contract termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		69
Cancellation fees
Restructuring Cost and Reserve [Line Items]
Restructuring charges		32
Other Non-Labor Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges		10
Licence
Restructuring Cost and Reserve [Line Items]
Impairment		20
Long-live assets
Restructuring Cost and Reserve [Line Items]
Impairment		18
Buildings and facilities, infrastructures | Significant Unobservable Inputs (Level 3)
Restructuring Cost and Reserve [Line Items]
Assets, fair value	$ 43
Manufacturing reshaping pillar
Restructuring Cost and Reserve [Line Items]
Impairment	151	151
Restructuring charges		79
Other related phase-out costs		11
Manufacturing reshaping pillar | Buildings
Restructuring Cost and Reserve [Line Items]
Impairment	27
Manufacturing reshaping pillar | Facilities and leasehold improvements
Restructuring Cost and Reserve [Line Items]
Impairment	83
Manufacturing reshaping pillar | Machinery and equipment
Restructuring Cost and Reserve [Line Items]
Impairment	$ 41
Cost base resizing pillar
Restructuring Cost and Reserve [Line Items]
Impairment		10
Restructuring charges		97
Other related phase-out costs		$ 0